UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/HIMCO Global Enhanced Dividend Fund

(Class I: HGDIX)

SEMI-ANNUAL REPORT

DECEMER 31, 2017

AAM/HIMCO Global Enhanced Dividend Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	14
Statement of Operations	15
Statement of Changes in Net Assets	16
Statement of Cash Flows	17
Financial Highlights	18
Notes to Financial Statements	19
Supplemental Information	25
Expense Examples	29

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/HIMCO Global Enhanced Dividend Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 139.2%
	Australia – 2.5%
1,127	Australia & New Zealand Banking Group Ltd. - ADR[1]	$25,177
3,272	National Australia Bank Ltd. - ADR[1]	37,497
996	South32 Ltd. - ADR[1]	13,471
2,066	Westpac Banking Corp. - ADR[1]	50,369
		126,514
	Canada – 6.1%
159	Bank of Montreal[1,2]	12,723
194	Bank of Nova Scotia[1,2]	12,519
526	BCE, Inc.[1,2]	25,253
267	Canadian Imperial Bank of Commerce[1,2]	26,008
1,276	Enbridge, Inc.[1,2]	49,904
759	H&R Real Estate Investment Trust - REIT[2]	12,865
723	IGM Financial, Inc.[2]	25,261
603	Manulife Financial Corp.[1,2]	12,579
917	Power Financial Corp.[1,2]	25,107
314	Royal Bank of Canada[2]	25,638
307	Sun Life Financial, Inc.[1,2]	12,667
222	Toronto-Dominion Bank[1,2]	13,005
520	TransCanada Corp.[1,2]	25,293
757	Vermilion Energy, Inc.[1,2]	27,494
		306,316
	Finland – 0.5%
5,313	Nokia OYJ - ADR[1]	24,759

	France – 4.5%
4,888	Societe Generale S.A. - ADR	50,640
3,170	TOTAL S.A. - ADR[1]	175,237
		225,877
	Germany – 4.2%
1,055	Allianz S.E. - ADR[1]	24,228
1,776	BASF S.E. - ADR[1]	48,786
786	Bayer A.G. - ADR[1]	24,437
2,894	ProSiebenSat.1 Media S.E. - ADR[1]	24,628
1,237	Siemens A.G. - ADR[1]	85,687
		207,766
	Italy – 2.0%
1,510	Eni S.p.A. - ADR[1]	50,117
2,499	Intesa Sanpaolo S.p.A. - ADR[1]	49,867
		99,984
	Japan – 8.2%
1,618	Canon, Inc. - ADR[1]	60,513
81	Mitsui & Co., Ltd. - ADR	26,447

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Japan (Continued)
3,120	NTT DOCOMO, Inc. - ADR[1]	$74,162
20,069	Sumitomo Mitsui Financial Group, Inc. - ADR[1]	174,400
12,531	Sumitomo Mitsui Trust Holdings, Inc. - ADR[1]	50,500
548	Tokio Marine Holdings, Inc. - ADR[1]	25,071
		411,093
	Luxembourg – 0.5%
816	Ternium S.A. - ADR[1]	25,777

	Monaco – 0.2%
2,119	Costamare, Inc.[1,2]	12,227

	Netherlands – 1.8%
1,359	ING Groep N.V. - ADR[1]	25,087
406	Randstad Holding N.V. - ADR	12,424
769	Royal Dutch Shell PLC - Class A - ADR[1]	51,300
		88,811
	Norway – 0.5%
1,675	Ship Finance International Ltd.[1,2]	25,963

	Spain – 0.5%
1,412	Repsol S.A. - ADR[1]	25,021

	Sweden – 2.0%
4,157	Nordea Bank A.B. - ADR[1]	50,341
2,076	Swedbank A.B. - ADR[1]	49,918
		100,259
	Switzerland – 3.3%
472	ABB Ltd. - ADR[1]	12,659
424	Garmin Ltd.[1,2]	25,258
293	Novartis A.G. - ADR[1]	24,600
496	SGS S.A. - ADR[1,2]	12,911
531	Swiss Re A.G. - ADR[1]	12,415
2,720	UBS Group A.G.*,1,2	50,021
813	Zurich Insurance Group A.G. - ADR[1]	24,723
		162,587
	Taiwan – 0.8%
3,894	Advanced Semiconductor Engineering, Inc. - ADR[1]	25,233
1,510	Siliconware Precision Industries Co., Ltd. - ADR[1]	12,699
		37,932
	United Kingdom – 7.9%
5,020	Anglo American PLC - ADR[1]	51,957
1,222	BP PLC - ADR[1]	51,361
3,378	Centrica PLC - ADR[1]	25,098
5,647	GlaxoSmithKline PLC - ADR[1]	200,299
494	HSBC Holdings PLC - ADR[1]	25,510

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United Kingdom (Continued)
748	Rio Tinto PLC - ADR[1]	$39,592
		393,817
	United States – 93.7%
508	AbbVie, Inc.[1]	49,129
635	AG Mortgage Investment Trust, Inc. - REIT[1]	12,071
608	AGNC Investment Corp. - REIT[1]	12,276
155	Air Products & Chemicals, Inc.[1]	25,432
2,095	Aircastle Ltd.[1,2]	49,002
1,034	Altria Group, Inc.[1]	73,838
621	American Railcar Industries, Inc.[1]	25,858
2,458	AmTrust Financial Services, Inc.[1]	24,752
1,247	Apple Hospitality REIT, Inc. - REIT[1]	24,454
618	Archer-Daniels-Midland Co.[1]	24,769
1,952	AT&T, Inc.[1]	75,894
709	B&G Foods, Inc.[1]	24,921
2,456	BGC Partners, Inc. - Class A1	37,110
645	Brinker International, Inc.[1]	25,052
1,363	Brixmor Property Group, Inc. - REIT[1]	25,434
2,020	Buckle, Inc.[1]	47,975
738	CA, Inc.[1]	24,561
502	Campbell Soup Co.[1]	24,151
798	Cardinal Health, Inc.[1]	48,893
879	CenterPoint Energy, Inc.[1]	24,928
1,411	CenturyLink, Inc.[1]	23,535
417	Chevron Corp.[1]	52,204
1,316	Chimera Investment Corp. - REIT[1]	24,320
1,947	Cisco Systems, Inc.[1]	74,570
1,631	Coca-Cola Co.[1]	74,830
529	Cogent Communications Holdings, Inc.[1]	23,964
555	CoreCivic, Inc. - REIT[1]	12,488
331	CorEnergy Infrastructure Trust, Inc. - REIT[1]	12,644
709	CVR Energy, Inc.[1]	26,403
508	DineEquity, Inc.[1]	25,771
302	Dominion Energy, Inc.[1]	24,480
510	Domtar Corp.[1]	25,255
289	Duke Energy Corp.[1]	24,308
547	Eastman Chemical Co.[1]	50,674
971	Eaton Corp. PLC[1,2]	76,719
178	Edison International[1]	11,257
911	Emerson Electric Co.[1]	63,488
370	EPR Properties - REIT[1]	24,220
859	Ethan Allen Interiors, Inc.[1]	24,567
1,374	Extended Stay America, Inc.[1]	26,106

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States (Continued)
602	Exxon Mobil Corp.[1]	$50,351
846	First Hawaiian, Inc.[1]	24,686
1,779	FNB Corp.[1]	24,586
3,937	Ford Motor Co.[1]	49,173
2,687	GameStop Corp. - Class A1	48,232
679	Gaming and Leisure Properties, Inc. - REIT[1]	25,123
1,063	Gannett Co., Inc.[1]	12,320
861	General Mills, Inc.[1]	51,049
1,186	General Motors Co.[1]	48,614
566	Gladstone Commercial Corp. - REIT[1]	11,920
1,195	Hanesbrands, Inc.[1]	24,987
347	HNI Corp.[1]	13,384
1,340	Hope Bancorp, Inc.[1]	24,455
804	Hospitality Properties Trust - REIT[1]	23,999
610	Host Hotels & Resorts, Inc. - REIT[1]	12,109
3,432	Huntington Bancshares, Inc.[1]	49,970
2,408	Independence Realty Trust, Inc. - REIT[1]	24,297
1,302	International Business Machines Corp.[1]	199,753
873	International Paper Co.[1]	50,582
1,845	Interpublic Group of Cos., Inc.[1]	37,195
1,362	Invesco Ltd.[1,2]	49,768
678	Invesco Mortgage Capital, Inc. - REIT[1]	12,089
329	Iron Mountain, Inc. - REIT[1]	12,413
758	Kellogg Co.[1]	51,529
418	Kimberly-Clark Corp.[1]	50,436
1,335	Kimco Realty Corp. - REIT[1]	24,230
944	Kohl's Corp.[1]	51,193
359	Landstar System, Inc.[1]	37,372
704	Las Vegas Sands Corp.[1]	48,921
810	LSC Communications, Inc.[1]	12,272
457	LyondellBasell Industries N.V. - Class A1,2	50,416
620	Main Street Capital Corp.[1]	24,633
3,104	Merck & Co., Inc.[1]	174,662
738	MetLife, Inc.[1]	37,313
519	Moelis & Co.[1]	25,172
2,826	Navient Corp.[1]	37,642
738	New Media Investment Group, Inc.[1]	12,384
2,050	New Residential Investment Corp. - REIT[1]	36,654
1,981	New York Mortgage Trust, Inc. - REIT[1]	12,223
206	NorthWestern Corp.[1]	12,298
5,198	Oaktree Specialty Lending Corp.[1]	25,418
698	Old National Bancorp[1]	12,180
2,404	Old Republic International Corp.[1]	51,398
851	Omnicom Group, Inc.[1]	61,978

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States (Continued)
957	ONEOK, Inc.[1]	$51,152
1,070	Outfront Media, Inc. - REIT[1]	24,824
1,349	Owens & Minor, Inc.[1]	25,469
1,016	PacWest Bancorp[1]	51,206
850	Park Hotels & Resorts, Inc. - REIT[1]	24,438
1,751	PennantPark Investment Corp.[1]	12,099
211	PepsiCo, Inc.[1]	25,303
5,375	Pfizer, Inc.[1]	194,683
475	PG&E Corp.[1]	21,294
2,208	Pitney Bowes, Inc.[1]	24,685
1,104	PPL Corp.[1]	34,169
536	Principal Financial Group, Inc.[1]	37,820
542	Procter & Gamble Co.[1]	49,799
240	Public Service Enterprise Group, Inc.[1]	12,360
1,080	Quad/Graphics, Inc.[1]	24,408
1,534	QUALCOMM, Inc.[1]	98,207
1,092	Regal Entertainment Group - Class A1	25,127
624	Sabra Health Care REIT, Inc.[1]	11,712
308	Safety Insurance Group, Inc.[1]	24,763
587	SCANA Corp.[1]	23,351
965	Select Income REIT[1]	24,250
743	Six Flags Entertainment Corp.[1]	49,462
928	Sonoco Products Co.[1]	49,314
494	Southern Co.[1]	23,756
2,075	Spark Energy, Inc. - Class A1	25,730
573	Starwood Property Trust, Inc. - REIT[1]	12,234
532	Targa Resources Corp.[1]	25,759
585	Target Corp.[1]	38,171
2,613	TiVo Corp.[1]	40,763
752	Trustmark Corp.[1]	23,959
586	Tupperware Brands Corp.[1]	36,742
1,502	Two Harbors Investment Corp. - REIT[1]	24,423
315	United Parcel Service, Inc. - Class B1	37,532
282	Valero Energy Corp.[1]	25,919
2,216	Vector Group Ltd.[1]	49,594
3,100	VEREIT, Inc. - REIT[1]	24,149
1,883	Verizon Communications, Inc.[1]	99,667
186	WEC Energy Group, Inc.[1]	12,356
1,239	Wells Fargo & Co.[1]	75,170
2,546	Western Union Co.[1]	48,399

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United States (Continued)
826	Xerox Corp.[1]	$24,078
		4,681,978
	Total Common Stocks (Cost $6,980,204)	6,956,681

	Total Investments – 139.2% (Cost $6,980,204)	6,956,681
	Liabilities in Excess of Other Assets – (39.2)%	(1,960,049)

	Total Net Assets – 100.0%	$4,996,632

	Securities Sold Short – (40.1)%
	Common Stocks – (40.1)%
	Canada – (1.7)%
(4,115)	Bombardier, Inc. - Class B*,2	(9,876)
(511)	IMAX Corp.*,2	(11,829)
(4,843)	Kinross Gold Corp.*,2	(20,922)
(130)	Lululemon Athletica, Inc.*	(10,217)
(162)	Shopify, Inc.*,2	(16,362)
(4,039)	Turquoise Hill Resources Ltd.*,2	(13,854)
		(83,060)
	Cayman Islands – (0.1)%
(361)	Greenlight Capital Re Ltd. - Class A*,2	(7,256)

	Ireland – (0.1)%
(625)	Ardmore Shipping Corp.*,2	(5,000)

	Netherlands – (0.2)%
(41)	Cimpress N.V.*,2	(4,915)
(219)	Wright Medical Group N.V.*,2	(4,862)
		(9,777)
	Puerto Rico – (0.1)%
(1,003)	First BanCorp*,2	(5,115)

	Switzerland – (0.3)%
(3,582)	Weatherford International PLC*,2	(14,937)

	United Kingdom – (1.0)%
(797)	Belmond Ltd. - Class A*,2	(9,763)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	United Kingdom (Continued)
(234)	Delphi Technologies PLC*,2	$(12,278)
(274)	IHS Markit Ltd.*,2	(12,371)
(3,272)	Noble Corp. plc*,2	(14,790)
		(49,202)
	United States – (36.6)%
(75)	2U, Inc.*	(4,838)
(176)	ACADIA Pharmaceuticals, Inc.*	(5,299)
(422)	Aclaris Therapeutics, Inc.*	(10,407)
(534)	Advanced Disposal Services, Inc.*	(12,784)
(1,142)	Advanced Micro Devices, Inc.*	(11,740)
(402)	AdvanSix, Inc.*	(16,912)
(259)	Aerie Pharmaceuticals, Inc.*	(15,475)
(85)	Aerovironment, Inc.*	(4,774)
(1,815)	AK Steel Holding Corp.*	(10,273)
(30)	Alleghany Corp.*	(17,883)
(611)	Allegheny Technologies, Inc.*	(14,750)
(125)	Allegiance Bancshares, Inc.*	(4,706)
(13)	AMERCO	(4,913)
(283)	American Axle & Manufacturing Holdings, Inc.*	(4,819)
(782)	American Homes 4 Rent - REIT	(17,079)
(377)	Amicus Therapeutics, Inc.*	(5,425)
(275)	Antero Resources Corp.*	(5,225)
(218)	Assembly Biosciences, Inc.*	(9,865)
(118)	Astronics Corp.*	(4,893)
(292)	Atlantic Capital Bancshares, Inc.*	(5,139)
(48)	Avexis, Inc.*	(5,312)
(185)	AxoGen, Inc.*	(5,235)
(217)	Basic Energy Services, Inc.*	(5,093)
(80)	Beacon Roofing Supply, Inc.*	(5,101)
(1,064)	Bill Barrett Corp.*	(5,458)
(163)	BioTelemetry, Inc.*	(4,874)
(111)	Black Knight, Inc.*	(4,901)
(41)	Bluebird Bio, Inc.*	(7,302)
(234)	Box, Inc.*	(4,942)
(301)	Brighthouse Financial, Inc.*	(17,651)
(32)	Buffalo Wild Wings, Inc.*	(5,003)
(155)	C&J Energy Services, Inc.*	(5,188)
(980)	Caesars Entertainment Corp.*	(12,397)
(463)	Callon Petroleum Co.*	(5,625)
(398)	Career Education Corp.*	(4,808)
(255)	CarMax, Inc.*	(16,353)
(389)	Carrols Restaurant Group, Inc.*	(4,726)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	United States (Continued)
(146)	Cavium, Inc.*	$(12,239)
(397)	CBRE Group, Inc. - Class A*	(17,194)
(166)	Century Communities, Inc.*	(5,163)
(38)	Charter Communications, Inc. - Class A*	(12,766)
(238)	Chefs' Warehouse, Inc.*	(4,879)
(460)	Chegg, Inc.*	(7,507)
(252)	Cheniere Energy, Inc.*	(13,568)
(2,358)	Clean Energy Fuels Corp.*	(4,787)
(111)	Clearwater Paper Corp.*	(5,039)
(531)	CNX Resources Corp.*	(7,769)
(1,638)	Coeur Mining, Inc.*	(12,285)
(316)	Conduent, Inc.*	(5,107)
(260)	Continental Resources, Inc.*	(13,772)
(192)	Cray, Inc.*	(4,646)
(127)	Cree, Inc.*	(4,717)
(186)	Customers Bancorp, Inc.*	(4,834)
(747)	Darling Ingredients, Inc.*	(13,543)
(92)	Dave & Buster's Entertainment, Inc.*	(5,076)
(365)	Dermira, Inc.*	(10,151)
(129)	DexCom, Inc.*	(7,403)
(246)	Donnelley Financial Solutions, Inc.*	(4,795)
(590)	Dorian LPG Ltd.*,2	(4,850)
(204)	Edgewell Personal Care Co.*	(12,116)
(299)	Envision Healthcare Corp.*	(10,333)
(811)	Equity Commonwealth - REIT*	(24,744)
(83)	Esperion Therapeutics, Inc.*	(5,465)
(241)	Etsy, Inc.*	(4,928)
(467)	EW Scripps Co. - Class A*	(7,299)
(703)	Express, Inc.*	(7,135)
(332)	Extraction Oil & Gas, Inc.*	(4,751)
(610)	EZCORP, Inc. - Class A*	(7,442)
(145)	Farmer Brothers Co.*	(4,662)
(257)	Fiesta Restaurant Group, Inc.*	(4,883)
(230)	Finisar Corp.*	(4,680)
(342)	FireEye, Inc.*	(4,856)
(177)	First Solar, Inc.*	(11,951)
(333)	Flagstar Bancorp, Inc.*	(12,461)
(288)	Floor & Decor Holdings, Inc. - Class A*	(14,020)
(526)	Forum Energy Technologies, Inc.*	(8,179)
(114)	FRP Holdings, Inc.*	(5,044)
(353)	G-III Apparel Group Ltd.*	(13,022)
(375)	Gardner Denver Holdings, Inc.*	(12,724)
(100)	Gartner, Inc.*	(12,315)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	United States (Continued)
(384)	GCP Applied Technologies, Inc.*	$(12,250)
(1,114)	Gener8 Maritime, Inc.*,2	(7,375)
(305)	General Communication, Inc. - Class A*	(11,901)
(237)	Genesco, Inc.*	(7,703)
(64)	Genesee & Wyoming, Inc. - Class A*	(5,039)
(149)	Gentherm, Inc.*	(4,731)
(249)	GoDaddy, Inc.*	(12,520)
(446)	Gray Television, Inc.*	(7,471)
(429)	Green Brick Partners, Inc.*	(4,848)
(1,885)	Groupon, Inc.*	(9,614)
(600)	Gulfport Energy Corp.*	(7,656)
(305)	Hain Celestial Group, Inc.*	(12,929)
(1,026)	Halcon Resources Corp.*	(7,767)
(253)	HarborOne Bancorp, Inc.*	(4,847)
(239)	Hawaiian Telcom Holdco, Inc.*	(7,376)
(1,923)	Hecla Mining Co.	(7,634)
(1,097)	Helix Energy Solutions Group, Inc.*	(8,271)
(171)	HomeStreet, Inc.*	(4,950)
(181)	HomeTrust Bancshares, Inc.*	(4,661)
(663)	Hostess Brands, Inc.*	(9,819)
(775)	Houghton Mifflin Harcourt Co.*	(7,208)
(194)	Howard Hughes Corp.*	(25,466)
(756)	HRG Group, Inc.*	(12,814)
(101)	IAC/InterActiveCorp*	(12,350)
(108)	II-VI, Inc.*	(5,071)
(1,121)	Infinera Corp.*	(7,096)
(175)	Ingevity Corp.*	(12,332)
(167)	Installed Building Products, Inc.*	(12,684)
(278)	International Seaways, Inc.*,2	(5,132)
(120)	INTL. FCStone, Inc.*	(5,104)
(642)	Intra-Cellular Therapies, Inc.*	(9,296)
(725)	Invitation Homes, Inc. - REIT	(17,088)
(1,066)	iStar, Inc. - REIT*	(12,046)
(284)	Kala Pharmaceuticals, Inc.*	(5,251)
(732)	Kosmos Energy Ltd.*,2	(5,014)
(457)	Kratos Defense & Security Solutions, Inc.*	(4,840)
(3,064)	LendingClub Corp.*	(12,654)
(148)	Liberty Broadband Corp. - Class C*	(12,604)
(316)	Liberty Media Corp.-Liberty Braves*	(7,022)
(221)	Liberty Media Corp.-Liberty Formula One - Class A*	(7,231)
(512)	Liberty TripAdvisor Holdings, Inc. - Class A*	(4,826)
(511)	Lindblad Expeditions Holdings, Inc.*	(5,003)
(113)	Loral Space & Communications, Inc.*	(4,978)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	United States (Continued)
(145)	Lumentum Holdings, Inc.*	$(7,091)
(143)	M/I Homes, Inc.*	(4,919)
(152)	MACOM Technology Solutions Holdings, Inc.*	(4,946)
(47)	Madison Square Garden Co.*	(9,910)
(60)	Madrigal Pharmaceuticals, Inc.*	(5,507)
(238)	Marcus & Millichap, Inc.*	(7,761)
(238)	MarineMax, Inc.*	(4,498)
(15)	Markel Corp.*	(17,087)
(447)	Melinta Therapeutics, Inc.*	(7,063)
(247)	Meritage Homes Corp.*	(12,646)
(239)	Modine Manufacturing Co.*	(4,828)
(679)	Nationstar Mortgage Holdings, Inc.*	(12,562)
(297)	Navistar International Corp.*	(12,735)
(61)	Neogen Corp.*	(5,015)
(52)	Netflix, Inc.*	(9,982)
(70)	Nevro Corp.*	(4,833)
(91)	Norwegian Cruise Line Holdings Ltd.*,2	(4,846)
(633)	Oasis Petroleum, Inc.*	(5,324)
(196)	Okta, Inc.*	(5,020)
(272)	OraSure Technologies, Inc.*	(5,130)
(748)	ORBCOMM, Inc.*	(7,615)
(422)	Paratek Pharmaceuticals, Inc.*	(7,554)
(467)	Parsley Energy, Inc. - Class A*	(13,748)
(66)	PayPal Holdings, Inc.*	(4,859)
(110)	PDC Energy, Inc.*	(5,669)
(80)	Penumbra, Inc.*	(7,528)
(391)	Performance Food Group Co.*	(12,942)
(441)	PHH Corp.*	(4,542)
(157)	Post Holdings, Inc.*	(12,439)
(351)	PRA Group, Inc.*	(11,653)
(422)	Presidio, Inc.*	(8,090)
(385)	Primo Water Corp.*	(4,839)
(50)	Puma Biotechnology, Inc.*	(4,942)
(294)	Pure Storage, Inc.*	(4,663)
(865)	QEP Resources, Inc.*	(8,278)
(833)	Quality Care Properties, Inc. - REIT*	(11,504)
(123)	Quidel Corp.*	(5,332)
(574)	Radian Group, Inc.	(11,830)
(311)	Reading International, Inc. - Class A*	(5,194)
(93)	Red Robin Gourmet Burgers, Inc.*	(5,245)
(439)	Renewable Energy Group, Inc.*	(5,180)
(381)	Ring Energy, Inc.*	(5,296)
(698)	Sally Beauty Holdings, Inc.*	(13,094)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	United States (Continued)
(3)	Seaboard Corp.	$(13,230)
(132)	Skechers U.S.A., Inc. - Class A*	(4,995)
(1,539)	SLM Corp.*	(17,391)
(588)	Smart & Final Stores, Inc.*	(5,027)
(234)	Sotheby's*	(12,074)
(281)	Spirit Airlines, Inc.*	(12,603)
(334)	Square, Inc. - Class A*	(11,580)
(668)	St. Joe Co.*	(12,057)
(96)	Straight Path Communications, Inc.*	(17,452)
(339)	Stratasys Ltd.*,2	(6,766)
(404)	Summit Materials, Inc. - Class A*	(12,702)
(658)	SunCoke Energy, Inc.*	(7,889)
(721)	Sunstone Hotel Investors, Inc. - REIT	(11,918)
(229)	Super Micro Computer, Inc.*	(4,792)
(571)	Superior Energy Services, Inc.*	(5,499)
(2,723)	Tahoe Resources, Inc.[2]	(13,043)
(207)	Taylor Morrison Home Corp. - Class A*	(5,065)
(232)	Tejon Ranch Co.*	(4,816)
(785)	Tellurian, Inc.*	(7,646)
(1,220)	TETRA Technologies, Inc.*	(5,209)
(136)	Texas Capital Bancshares, Inc.*	(12,090)
(533)	TimkenSteel Corp.*	(8,096)
(169)	TopBuild Corp.*	(12,800)
(255)	TreeHouse Foods, Inc.*	(12,612)
(684)	TRI Pointe Group, Inc.*	(12,257)
(405)	U.S. Foods Holding Corp.*	(12,932)
(157)	Universal Electronics, Inc.*	(7,418)
(200)	USG Corp.*	(7,712)
(840)	Viavi Solutions, Inc.*	(7,342)
(110)	Virtusa Corp.*	(4,849)
(83)	WageWorks, Inc.*	(5,146)
(151)	Wayfair, Inc.*	(12,121)
(92)	WEX, Inc.*	(12,993)
(325)	Whiting Petroleum Corp.*	(8,606)
(511)	WideOpenWest, Inc.*	(5,401)
(3,490)	Windstream Holdings, Inc.	(6,456)
(92)	World Acceptance Corp.*	(7,426)
(977)	WPX Energy, Inc.*	(13,746)
(142)	Xenith Bankshares, Inc.*	(4,804)
(65)	XPO Logistics, Inc.*	(5,953)
(675)	Zayo Group Holdings, Inc.*	(24,840)
(120)	Zebra Technologies Corp. - Class A*	(12,456)
(121)	Zillow Group, Inc. - Class A*	(4,930)

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	United States (Continued)
(121)	Zillow Group, Inc. - Class C*	$(4,951)
(524)	Zogenix, Inc.*	(20,986)
		(1,829,156)
	Total Common Stocks (Proceeds $2,016,187)	(2,003,503)

	Total Securities Sold Short (Proceeds $2,016,187)	$(2,003,503)

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

SUMMARY OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Financials	34.3%
Consumer Discretionary	14.9%
Health Care	14.8%
Energy	14.3%
Information Technology	12.7%
Industrials	10.5%
Consumer Staples	10.0%
Materials	8.6%
Real Estate	7.1%
Telecommunication Services	6.5%
Utilities	5.5%
Total Investments	139.2%
Liabilities in Excess of Other Assets	(39.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2017 (Unaudited)

Assets:
Investments, at value (cost $6,980,204)	$6,956,681
Cash deposited with brokers for securities sold short	2,016,187
Receivables:
Due from Advisor	2,345
Dividends and interest	7,160
Prepaid expenses	1,611
Prepaid offering costs	23,861
Total assets	9,007,845

Liabilities:
Securities sold short, at value (proceeds $2,016,187)	2,003,503
Payables:
Overdraft due to Custodian	1,815,225
Investment securities purchased	163,143
Dividends on securities sold short	457
Offering costs - Related Parties	14,208
Offering costs - Advisor	11,773
Fund accounting fees	794
Fund administration fees	509
Auditing fees	462
Transfer agent fees and expenses	315
Chief Compliance Officer fees	216
Custody fees	151
Trustees' fees and expenses	110
Accrued other expenses	347
Total liabilities	4,011,213

Net Assets	$4,996,632

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$5,001,837
Accumulated net investment income	5,634
Net unrealized appreciation (depreciation) on:
Investments	(23,523)
Securities sold short	12,684
Net Assets	$4,996,632

Number of shares issued and outstanding	500,184
Net asset value per share	$9.99

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

STATEMENT OF OPERATIONS

For the Period Ended December 31, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $169)	$7,160
Total investment income	7,160

Expenses:
Fund accounting fees	794
Advisory fees	740
Fund administration fees	509
Auditing fees	462
Dividends on securities sold short	457
Offering costs	347
Transfer agent fees and expenses	315
Legal fees	233
Chief Compliance Officer fees	216
Custody fees	151
Trustees' fees and expenses	110
Shareholder reporting fees	73
Miscellaneous	41
Registration fees	23
Insurance fees	16
Total expenses	4,487
Advisory fees waived	(740)
Other expenses absorbed	(2,221)
Net expenses	1,526
Net investment income	5,634

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short:
Net change in unrealized appreciation/depreciation on:
Investments	(23,523)
Securities sold short	12,684
Net realized and unrealized loss on investments and securities sold short	(10,839)

Net decrease in Net Assets from Operations	$(5,205)

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period December 26, 2017* through December 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$5,634
Net change in unrealized appreciation/depreciation on investments and securities sold short	(10,839)
Net decrease in net assets resulting from operations	(5,205)

Capital Transactions:
Net proceeds from shares sold	5,001,837
Net increase in net assets from capital transactions	5,001,837

Total increase in net assets	4,996,632

Net Assets:
Beginning of period	-
End of period	$4,996,632

Accumulated net investment income	$5,634

Capital Share Transactions:
Shares sold	500,184
Net increase from capital share transactions	500,184

*	Commencement of operations.

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

STATEMENT OF CASH FLOWS

For the Period Ended December 31, 2017 (Unaudited)

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(5,205)
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(6,980,204)
Proceeds from securities sold short	2,016,187
Increase in cash deposited with broker for securities sold short	(2,016,187)
Increase in due from advisor	(2,345)
Increase in dividends receivable	(7,160)
Increase in prepaid expenses	(25,472)
Increase in investment securities purchased	163,143
Increase in dividends on securities sold short	457
Increase in accrued expenses	28,885
Net change in unrealized appreciation/depreciation	10,839
Net cash used for operating activities	(6,817,062)

Cash flows provided by financing activities:
Proceeds from sale of shares	5,001,837
Net cash provided by financing activities	5,001,837

Net decrease in cash	(1,815,225)

Cash:
Beginning balance	-
Ending balance	$(1,815,225)

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period December 26, 2017* through December 31, 2017 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.01
Net realized and unrealized loss on investments	(0.02)
Total from investment operations	(0.01)

Net asset value, end of period	$9.99

Total return [2]	(0.10)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,997

Ratio of expenses to average net assets (including dividends on securities sold short)
Before fees waived[5]	5.46%[4]
After fees waived[5]	1.86%[4]
Ratio of net investment income to average net assets (including dividends on securities sold short):
Before fees waived	3.25%[4]
After fees waived	6.85%[4]

Portfolio turnover rate	0%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If dividends on securities sold short had been excluded, the expense ratio would have been lowered by 0.56% for the period ended December 31, 2017.

See accompanying Notes to Financial Statements.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (Unaudited)

Note 1 – Organization

AAM/HIMCO Global Enhanced Dividend Fund (‘‘Global Enhanced Dividend” or “Global Enhanced Dividend Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek to provide a high level of current income, and its secondary investment objective is capital appreciation. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund’s Class I shares commenced operations on December 26, 2017. The Fund’s Class A and Class C shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $24,208 which are being amortized over a one-year period from December 26, 2017 (commencement of operations).

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

(e) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets. The Advisor has engaged Hartford Investment Management Company, (the “Sub-Advisor” or “HIMCO”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.55%, 2.30% and 1.30% of the average daily net assets of the Global Enhanced Dividend Fund's Class A, Class C and Class I Shares, respectively. This agreement is in effect until October 31, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the period ended December 31, 2017, the Advisor waived all of its fees and absorbed other expenses totaling $2,961. The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratios, including the recovered expenses, fall below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than June 30, 2021.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the period ended December 31, 2017, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the period ended December 31, 2017, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2017, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$4,964,017

Gross unrealized appreciation	41,726
Gross unrealized depreciation	(52,565)

Net unrealized depreciation	$(10,839)

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the period ended December 31, 2017, there were no redemptions from the Fund.

Note 6 – Investment Transactions

For the period ended December 31, 2017, purchases and sales of investments, excluding short-term investments, futures contracts and options contracts, were as follows:

Purchases	Sales	Securities sold short	Cover short securities
$8,996,391	$-	$6,980,204	$-

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% for the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period ended December 31, 2017, there were no shareholder servicing fees incurred.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

For the period ended December 31, 2017, there were no distribution or service fees incurred.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2017 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$6,956,681	$-	$-	$6,956,681
Total Assets	$6,956,681	$-	$-	$6,956,681

Liabilities
Securities Sold Short
Common Stocks[1]	$2,003,503	$-	$-	$2,003,503
Total Liabilities	$2,003,503	$-	$-	$2,003,503

[1]	For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

AAM/HIMCO Global Enhanced Dividend Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on September 19-21, 2017, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Advisors Asset Management, Inc. (the “Investment Advisor”) and the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Hartford Investment Management Company (the “Sub-Advisor”) with respect to the AAM/HIMCO Global Enhanced Dividend Fund series of the Trust (the “Fund”), each for an initial two-year term. The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.” In approving the Fund Advisory Agreements, the Board, including the Independent Trustees, determined that each such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included the following information:

•	information about the organization and financial condition of the Investment Advisor and the Sub-Advisor;

•	information regarding the background, experience and compensation structure of relevant personnel who would be providing services to the Fund;

•	information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading;

•	the estimated profitability of the Investment Advisor’s overall relationship with the Fund;

•	information regarding the performance of the Sub-Advisor’s Global Enhanced Dividend strategy for the one-, three-, five-, and seven-year and since inception periods ended June 30, 2017, which the Sub-Advisor had managed in the form of a separately managed account since October 2007 (the “HIMCO Global Enhanced Dividend Composite”); and

•	a report prepared by Morningstar, Inc. (“Morningstar”) comparing the proposed advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Morningstar (the “Peer Group”) from its Long-Short Equity fund universe (the “Fund Universe”).

The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Advisor and the Sub-Advisor during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

AAM/HIMCO Global Enhanced Dividend Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisors Asset Management, Inc.

Nature, Extent and Quality of Services

With respect to relevant performance information, the meeting materials indicated that the HIMCO Global Enhanced Dividend Composite’s total annualized returns for the three-year and since inception periods were higher than the returns of the MSCI World Value Index. The HIMCO Global Enhanced Dividend Composite’s total annualized returns for the seven-, five-, and one-year periods were lower than the MSCI Index return by 0.31%, 1.92%, and 7.70%, respectively. The Board noted the Investment Advisor’s belief that since the Fund’s strategy seeks stocks that pay both an attractive dividend and are issued by high quality companies, the strategy will tend to underperform during very strong markets in which lower quality and higher growth (non-dividend paying) stocks perform well.

The Board noted its familiarity with the Investment Advisor as the investment advisor for other series of the Trust, and its familiarity with the Sub-Advisor as the sub-advisor to another series of the Trust. The Board considered the services to be provided by the Investment Advisor and the Sub-Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s role as the Fund’s investment advisor, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of the Fund, and oversee the Sub-Advisor with respect to the Fund’s operations, including monitoring the Sub-Advisor’s investment and trading activities with respect to the Fund, and monitoring the Fund’s compliance with its investment policies; and that the Sub-Advisor’s responsibilities would include day-to-day portfolio management for the Fund. The Board also considered the qualifications, experience, and responsibilities of the personnel of the Investment Advisor who would be involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the advisory fee proposed to be paid by the Fund (gross of fee waivers) was lower than the Peer Group and Fund Universe medians. The Board noted that the proposed advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor. The meeting materials indicated that the estimated total expenses (net of fee waivers) of the Fund were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale

The Board also reviewed the estimated profitability to the Investment Advisor of its relationship with the Fund in the Fund’s first year of operations taking into account estimated assets of $5 million. The Board observed that the Investment Advisor anticipated waiving its entire advisory fee and subsidizing certain of the operating expenses with respect to the Fund during the first year of operations, and considered that the Investment Advisor did not anticipate it would realize a profit with respect to the Fund. The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund other than the receipt of its advisory fee would include the usual types of “fall out” benefits received by advisors to the Trust, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that the advisory fee schedule for the Fund included fee breakpoints at various asset levels, and therefore economies of scale would be shared by the Investment Advisor with the Fund’s shareholders as the assets of the Fund grow.

AAM/HIMCO Global Enhanced Dividend Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Hartford Investment Management Company

Nature, Extent and Quality of Services

The Board considered the overall quality of services to be provided by the Sub-Adviser to the Fund. In doing so, the Board noted that as the sole sub-advisor to the Fund, the Sub-Advisor would be primarily responsible for the day-to-day management of the Fund and its investment results. The Board also considered the services to be provided by the Sub-Advisor to the Fund, and the qualifications, experience, and responsibilities of the personnel of the Sub-Advisor who would be involved in the activities of the Fund. In addition the Board considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure and compliance procedures. Information regarding the performance of the Fund’s strategy is described above.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Sub-Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Sub-Advisor would provide the Fund with a reasonable potential for good investment results.

Sub-Advisory Fee

The Board reviewed information regarding the annual sub-advisory fee proposed to be charged by the Sub-Advisor with respect to the Fund, and considered the relative levels and types of services to be provided by the Investment Advisor and the Sub-Advisor. The Board noted that the Investment Advisor’s services would include supervision and monitoring of the investment and trading activities of the Sub-Advisor, analysis of the Fund’s investment operations, and general administrative services related to the Investment Advisor’s overall supervision of the Fund, and that the Sub-Advisor’s responsibilities would include day-to-day portfolio management for the Fund. The Board noted that the Fund’s proposed annual sub-advisory fee was lower than the Sub-Advisor’s standard fee schedule for managing separate accounts for institutional clients using the same strategy as the Fund. The Board also noted that the Investment Advisor would pay the Sub-Advisor’s sub-advisory fee from the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that, in light of the nature and quality of the services proposed to be provided by the Sub-Advisor to the Fund, the compensation to be paid to the Sub-Advisor under the Sub-Advisory Agreement would be fair and reasonable.

Benefits to the Sub-Advisor

The Board also considered the potential benefits to be received by the Sub-Advisor as a result of its relationship with the Fund other than its sub-advisory fee, including any research services made available to it by broker-dealers that provide execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

AAM/HIMCO Global Enhanced Dividend Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Fund Advisory Agreements was in the best interests of the Fund and its shareholders and, accordingly, approved each Fund Advisory Agreement.

AAM/HIMCO Global Enhanced Dividend Fund

EXPENSE EXAMPLE

For the Periods Ended December 31, 2017 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 26, 2017* to December 31, 2017.

The Hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	12/26/17*	12/31/17	12/26/17* – 12/31/17
Actual Performance**	$ 1,000.00	$ 999.00	$ 0.31
	7/1/17	12/31/17	7/1/17 – 12/31/17
Hypothetical (5% annual return before expenses)^	1,000.00	1,015.85	9.43

*	Commencement of operations.
**	Expenses are equal to the Fund’s annualized expense ratio of 1.86%, multiplied by the average account values over the period, multiplied by 6/365 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

AAM/HIMCO Global Enhanced Dividend Fund

EXPENSE EXAMPLE - Continued

For the Periods Ended December 31, 2017 (Unaudited)

^	Expenses are equal to the Fund’s annualized expense ratio of 1.86%, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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AAM/HIMCO Global Enhanced Dividend Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Hartford Investment Management Company

One Hartford Plaza

Hartford, Connecticut 06155

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/HIMCO Global Enhanced Dividend Fund – Class I	HGDIX	46141Q 246

Privacy Principles of the AAM/HIMCO Global Enhanced Dividend Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/HIMCO Global Enhanced Dividend Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 966-9661. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/HIMCO Global Enhanced Dividend Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/9/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/9/18

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/9/18